Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		$ 381,503	$ 362,910
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(131,964)	(117,988)
Net amounts of financial instruments presented in the consolidated statement of financial position		249,539	244,922
Impact of master netting arrangements or similar agreements	[1]	(48,514)	(49,500)
Collateral	[2],[3]	(190,159)	(184,375)
Net amount	[4]	10,866	11,047
Gross amounts of recognized financial instruments		377,139	359,697
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(131,964)	(117,988)
Net amounts of financial instruments presented in the consolidated statement of financial position		245,175	241,709
Impact of master netting arrangements or similar agreements	[1]	(48,514)	(49,500)
Collateral	[2],[3]	(182,583)	(178,299)
Net amount	[4]	14,078	13,910
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		56,031	51,260
Net amounts of financial instruments presented in the consolidated statement of financial position		56,031	51,260
Impact of master netting arrangements or similar agreements	[1]	(32,293)	(29,949)
Collateral	[2],[3]	(13,976)	(11,565)
Net amount	[4]	9,762	9,746
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		321,108	308,437
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(131,964)	(117,988)
Net amounts of financial instruments presented in the consolidated statement of financial position		189,144	190,449
Impact of master netting arrangements or similar agreements	[1]	(16,221)	(19,551)
Collateral	[2],[3]	(168,607)	(166,734)
Net amount	[4]	4,316	4,164
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		46,531	44,379
Net amounts of financial instruments presented in the consolidated statement of financial position		46,531	44,379
Impact of master netting arrangements or similar agreements	[1]	(32,293)	(29,949)
Collateral	[2],[3]	(5,783)	(5,559)
Net amount	[4]	8,455	8,871
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		334,972	318,531
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(131,964)	(117,988)
Net amounts of financial instruments presented in the consolidated statement of financial position		203,008	200,543	[5]
Impact of master netting arrangements or similar agreements	[1]	(16,221)	(19,551)
Collateral	[2],[3]	(184,376)	(178,816)
Net amount	[4]	$ 2,411	$ 2,176

[1]	Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.
[2]	Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.
[3]	Derivative financial instruments assets include cash collateral of $4,774 million (2024 – $4,505 million) and non-cash collateral of $1,009 million (2024 – $1,054 million). Derivative financial instruments liabilities include cash collateral of $11,750 million (2024 – $10,847 million) and non-cash collateral of $2,226 million (2024 – $718 million).
[4]	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.
[5]	The balance excludes reverse repurchase activities of $0 million (2024 – nil) reported in Loans on the Consolidated Statement of Financial Position.